Note 7 - Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Operating Loss Carryforwards	$ 43,764,901	$ 22,264,747
Operating Loss Carryforwards, Limitations on Use	The net operating loss carryforwards are expected to expire at various times from 2025 through 2038.
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (1,700,000)	$ (2,800,000)